Contract Assets - Schedule of Assets Related to Contracts with Customers (Detail) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Contract Assets [Abstract]
Contract assets	$ 10,245	$ 4,686